Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Description of Business and Summary of Significant Accounting Policies [Abstract]
Accumulated other comprehensive loss
Accumulated other comprehensive loss consisted of the following at December 31, 2013 and 2012:

	2013	2012
	(Amounts in thousands)
Securities:
Non-credit unrealized losses on available for sale securities with OTTI	$(457)	$(499)
Unrealized gains (losses) on available for sale securities without OTTI	65	(499)
Minimum pension liability	—	(244)
Tax impact	157	497
	$(235)	$(745)

Computation of earnings per common share
Earnings per common share have been computed based on the following for 2013 and 2012:

	2013	2012
	(Amounts in thousands, except share data)
Basic earnings per common share
Net income available to common shareholders	$8,461	$6,301
Average common shares outstanding	5,964,018	5,920,884
Basic earnings per common share	$1.42	$1.06

Diluted earnings per common share
Net income available to common shareholders	$8,461	$6,301
Average common shares outstanding	5,964,018	5,920,884
Dilutive potential common shares	1,645	3,342
Total diluted average common shares outstanding	5,965,663	5,924,226
Diluted earnings per common share	$1.42	$1.06